Consolidated Statement of Changes in Shareholders’ Equity (capital Deficiency) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Accumulated other comprehensive deficit	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 58	$ 11,596		$ (18,038)	$ (6,384)
Balance (in Shares) at Dec. 31, 2018		21,924,208
Issuance of ordinary shares and warrants, net of issuance costs		$ 16	14,022			14,038
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)		4,762,656
Issuance of ordinary shares to employees and non-employees upon exercise of warrants		$ 1	136			137
Issuance of ordinary shares to employees and non-employees upon exercise of warrants (in Shares)		454,166
Issuance of ordinary shares to investors upon exercise of warrants			25			25
Issuance of ordinary shares to investors upon exercise of warrants (in Shares)	[1]	9,050
Share-based compensation			16,245			16,245
Additional consideration with respect to an assets purchase agreement, see note 9a			(10,276)			(10,276)
Net loss for the year					(22,563)	(22,563)
Balance at Dec. 31, 2019		$ 75	31,748		(40,601)	(8,778)
Balance (in Shares) at Dec. 31, 2019		27,150,080
Issuance of ordinary shares and warrants, net of issuance costs		$ 14	70,999			71,013
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)		4,624,500
Initial public offering of ordinary shares, net of offering costs		$ 31	169,136			169,167
Initial public offering of ordinary shares, net of offering costs (in Shares)		10,555,556
Issuance of ordinary shares to employees and non-employees upon exercise of warrants		$ 3	497			500
Issuance of ordinary shares to employees and non-employees upon exercise of warrants (in Shares)		997,863
Issuance of ordinary shares to investors upon exercise of warrants		$ 5	125			130
Issuance of ordinary shares to investors upon exercise of warrants (in Shares)		1,662,929
Share-based compensation			24,781			24,781
Conversion of related party liability to shareholders’ equity, see note 9a		$ 3	17,745			17,748
Conversion of related party liability to shareholders’ equity, see note 9a (in Shares)		1,109,245
Net loss for the year					(43,815)	(43,815)
Balance at Dec. 31, 2020		$ 131	315,031		(84,416)	230,746
Balance (in Shares) at Dec. 31, 2020		46,100,173
Issuance of ordinary shares upon exercise of warrants		$ 2	265			267
Issuance of ordinary shares upon exercise of warrants (in Shares)		780,920
Issuance of ordinary shares to employees and non-employees upon exercise of options		$ 3	3,330			3,333
Issuance of ordinary shares to employees and non-employees upon exercise of options (in Shares)		1,099,946
Issuance of ordinary shares due to business combination and assets acquisition (refer to Note 3)		$ 13	101,497			101,510
Issuance of ordinary shares due to business combination and assets acquisition (refer to Note 3) (in Shares)		3,810,402
Share-based compensation			18,697			18,697
Unrealized loss from available- for-sale securities				(607)		(607)
Net loss for the year					(61,798)	(61,798)
Balance at Dec. 31, 2021		$ 149	$ 438,820	$ (607)	$ (146,214)	$ 292,148
Balance (in Shares) at Dec. 31, 2021		51,791,441

[1]	Less than 1 thousand US dollars.